Gains or losses on non financial assets, net	12 Months Ended
Dec. 31, 2024
Gains (losses) on disposals of non-current assets [abstract]
Gains or losses on non financial assets, net	Gains or losses on non financial assets, net
The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follows:

EUR million
	2024	2023	2022
Gains
Tangible and intangible assets	47	53	56
Investments	360	285	5
	407	338	61
Losses
Tangible and intangible assets	(36)	(25)	(49)
Investments	(4)	—	—
	(40)	(25)	(49)
	367	313	12